Subsequent Event	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Event
27.
SUBSEQUENT EVENT

On March 12, 2024, the Company received a Conditional Commitment for a $2.26 billion DOE Loan for financing the construction of the processing facilities at Thacker Pass for Phase 1. While this Conditional Commitment represents a significant milestone and demonstrates the DOE’s intent to finance Thacker Pass, certain technical, legal and financial conditions, including negotiation of definitive financing documents, must be satisfied before funding of the DOE Loan. There can be no assurances as to the terms and conditions of the definitive financing documents or whether the financing will be finalized.